ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and welfare	$ 1,454	$ 1,546
Other tax payable	39	43
Accrued staff disbursement	980	994
Deposit payable	23	24
Other current liabilities	9,868	7,634
Other accrued expenses	751	312
Total accrued expenses and other current liabilities	$ 13,115	$ 10,553